LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 3,956,813	$ 5,380,415
Net Cash Provided by (Used in) Operating Activities	486,585	1,499,434
[custom:WorkingCapitalDeficit-0]	5,100,000
Retained Earnings (Accumulated Deficit)	38,229,897	32,412,644
Equity, Attributable to Parent	$ 3,142,625	$ 2,538,346	$ (1,654,889)